Marketable Investment Securities and Restricted Cash (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value
Less than six months, Fair value		$ 185,739	$ 71,279
Six to Nine Months, Fair value		146,068	20,051
Nine Months or More, Fair value		145,937	106,270
Total Fair Value, Fair value	953,662	477,744	197,600
Unrealized loss
Less than 6 months, Unrealized loss		(794)	(133)
Six to Nine Months, Unrealized loss		(1,451)	(79)
Nine Months or More,Unrealized loss		(1,830)	(928)
Debt Securities
Fair value
Less than six months, Fair value		185,739	71,279
Six to Nine Months, Fair value		146,068	20,051
Nine Months or More, Fair value		145,937	106,270
Total Fair Value, Fair value		477,744	197,600
Unrealized loss
Less than 6 months, Unrealized loss		(794)	(133)
Six to Nine Months, Unrealized loss		(1,451)	(79)
Nine Months or More,Unrealized loss		(1,830)	(928)
Equity Securities
Fair value
Less than six months, Fair value		0
Six to Nine Months, Fair value		0
Nine Months or More, Fair value		0
Total Fair Value, Fair value		0
Unrealized loss
Less than 6 months, Unrealized loss		0
Six to Nine Months, Unrealized loss		0
Nine Months or More,Unrealized loss		$ 0